UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	June 30, 2008

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
	Address:		145 King Street West
	Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
July 24, 2007
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:
	189

Form 13F Information Table Value Total:
	20,542,802 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION
TABLE : June 30, 2008 COLUMN 1 COLUMN 2 COLUMN 3
COLUMN 4 COLUMN 5 COLUMN 6COLUMN 7 COLUMN 8
VALUE SHRS OR SH/PUT/INVESTMEOTHER VOTING
AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP
(x$1000) PRN AMT PRNCALLDISCRETIMANAGERS SOLE
SHAREDNONE ABB LTD ADR (1 ORD SHR) 000375204
12,964 449,400SH SOLE 449,400 AGRIUM INC COMMON
008916108 478,273 4,349,910SH SOLE 4,349,910 AIR
LIQUIDE ADR (0.2 ORD) 009126202 47,712 1,770,902SH
SOLE 1,770,902 AKZO NOBEL V SP ADR (1 ORD) 010199305
1,010 14,500SH SOLE 14,500 ALCOA INC COMMON
013817101 110,611 3,048,610SH SOLE 3,048,610 ALL NIPPON
AWYS LTDADR(2 ORD SHRS) 016630303 2,715 355,900SH
SOLE 355,900 AMERN INTL GROUP INCOMMON 026874107
110,798 4,110,919SH SOLE 4,110,919 ANHEUSER BUSCH
COS COMMON 035229103 1,076 17,000SH SOLE 17,000
APACHE CORP COMMON 037411105 209,907 1,482,550SH
SOLE 1,482,550 ASAHI GLASS SP ADR (10 ORD) 043393206
5,048 409,600SH SOLE 409,600 AVERY DENNISON
CORPCOMMON 053611109 69,499 1,553,160SH SOLE
1,553,160 BG PLC ADR (5 ORDS) 055434203 83,164
624,200SH SOLE 624,200 BP PLC ADR (6 ORDS) 055622104
105,606 1,490,260SH SOLE 1,490,260 BANK OF AMERICA
CORCOMMON 060505104 854 35,123SH SOLE 35,123 BANK
OF MONTREAL COMMON 063671101 5,582 131,330SH
SOLE 131,330 BANK OF NOVA SCOTIACOMMON
064149107 710,79515,230,225SH SOLE 15,230,225 BARRICK
GOLD CORP COMMON 067901108 198,469 4,258,077SH
SOLE 4,258,077 BAYER A G SP ADR (1 ORD) 072730302 369
4,300SH SOLE 4,300 BECTON DICKINSON COMMON
075887109 662 8,000SH SOLE 8,000 BOSTON SCIENTIFIC
COMMON 101137107 51,771 4,135,500SH SOLE 4,135,500
BRISTOL MYERS SQUIBCOMMON 110122108 1,426
68,200SH SOLE 68,200 BROOKFIELD ASSET MGCLASS A
LTD VTG 112585104 307,181 9,280,379SH SOLE 9,280,379
CCL INDUSTRIES INC CLASS B NON VTG 124900309
51,481 1,743,340SH SOLE 1,743,340 CVS CAREMARK CORP
COMMON 126650100 141,431 3,508,939SH SOLE 3,508,939
CDN IMP BANK COMMERCOMMON 136069101 16,580
295,536SH SOLE 295,536 CDN NATL RAILWAY COMMON
136375102 496,13910,129,429SH SOLE 10,129,429 CDN
NATURAL RES COMMON 136385101 599,189 5,941,978SH
SOLE 5,941,978 CDN TIRE CORP CLASS A NON VTG
136681202 40,045 757,000SH SOLE 757,000 CANON INC ADR
(1 ORD) 138006309 57,774 1,107,575SH SOLE 1,107,575
CATERPILLAR INC COMMON 149123101 77,513
1,030,850SH SOLE 1,030,850 CHEVRON CORP COMMON
166764100 767 7,600SH SOLE 7,600 CITIGROUP INC
COMMON 172967101 72,726 4,260,003SH SOLE 4,260,003
COACH INC COMMON 189754104 99,306 3,375,800SH SOLE
3,375,800 COCA-COLA CO COMMON 191216100 1,559
29,450SH SOLE 29,450 COLGATE PALMOLIVE CCOMMON
194162103 125,443 1,782,230SH SOLE 1,782,230
COMPANHIA VAL DO RIADR(1 ORD SHR) 204412209
86,407 2,368,200SH SOLE 2,368,200 CORNING
INCORPORATECOMMON 219350105 1,726 73,500SH SOLE
73,500 CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108
6,494 140,700SH SOLE 140,700 CYMER INC COMMON
232572107 1,210 44,200SH SOLE 44,200 DOMTAR (CDA)
PAPER EXCHANGEABLE SHARES 257557108 23,855
4,321,600SH SOLE 4,321,600 EMC CORP MASS COMMON
268648102 218 14,600SH SOLE 14,600 E.ON AG ADR (0.3333
ORD SHS) 268780103 2,580 37,800SH SOLE 37,800 EATON
CORP COMMON 278058102 6,491 75,000SH SOLE 75,000
ELECTRONIC ARTS COMMON 285512109 85,253
1,883,770SH SOLE 1,883,770 EMERSON ELEC CO COMMON
291011104 484 9,600SH SOLE 9,600 ENCANA
CORPORATION COMMON 292505104
1,028,98411,021,679SH SOLE 11,021,679 ERICSSON(LM) TEL
ADR(10 SER B SHRS) 294821608 63,773 6,020,000SH SOLE
6,020,000 FEDERAL NTL MTG ASSCOMMON 313586109 531
26,700SH SOLE 26,700 FIRST QUANTUM MNRL COMMON
335934105 182,144 2,589,110SH SOLE 2,589,110 FRANKLIN
RES INC COMMON 354613101 2,049 21,950SH SOLE 21,950
GENERAL ELECTRIC COCOMMON 369604103 105,139
3,867,350SH SOLE 3,867,350 GOLDCORP INC COMMON
380956409 451,498 9,604,295SH SOLE 9,604,295 HSBC
HLDGS PLC SP ADR(5 ORD) 404280406 47,063 602,400SH
SOLE 602,400 HEWLETT PACKARD CO COMMON
428236103 110,125 2,445,467SH SOLE 2,445,467 HEXCEL
CORP COMMON 428291108 2,949 150,000SH SOLE 150,000
HONEYWELL INTL INC COMMON 438516106 71,274
1,391,660SH SOLE 1,391,660 HOYA CORP ADR(1 ORD SHR)
443251103 10,280 438,800SH SOLE 438,800 IAMGOLD CORP
COMMON 450913108 47,462 7,780,700SH SOLE 7,780,700
IMPERIAL OIL LTD COMMON 453038408 63,000
1,121,790SH SOLE 1,121,790 INFOSYS TECHN LTD ADR(1
ORD SHR) 456788108 32,546 735,200SH SOLE 735,200 INTEL
CORP COMMON 458140100 141,741 6,478,230SH SOLE
6,478,230 INTL BUSINESS MCHN COMMON 459200101
2,417 20,020SH SOLE 20,020 INTERNATIONAL
PAPERCOMMON 460146103 831 35,000SH SOLE 35,000
JOHNSON & JOHNSON COMMON 478160104 141,801
2,163,684SH SOLE 2,163,684 JOHNSON MATTHEY PLCSP
ADR 479142309 6,284 83,200SH SOLE 83,200 KIMBERLY
CLARK MEX SP ADR (5 ORD A) 494386204 377 18,300SH
SOLE 18,300 KOHLS CORP COMMON 500255104 100,200
2,456,790SH SOLE 2,456,790 KOREA ELECTRIC PWR SP
ADR (0.5 COM) 500631106 29,965 2,024,600SH SOLE
2,024,600 L OREAL CO ADR (0.2 ORD) 502117203 32,849
1,482,700SH SOLE 1,482,700 ESTEE LAUDER CO CLASS A
518439104 80,251 1,696,130SH SOLE 1,696,130 MEMC
ELECTR MATLS COMMON 552715104 98,231 1,567,070SH
SOLE 1,567,070 MAGNA INTL INC CLASS A SUB VTG
559222401 384,549 6,337,333SH SOLE 6,337,333
MARTINREA INTL COMMON 573459104 539 88,700SH
SOLE 88,700 MERCK & CO INC COMMON 589331107
182,752 4,760,290SH SOLE 4,760,290 MICROSOFT CORP
COMMON 594918104 210,549 7,513,795SH SOLE 7,513,795
MITSUBISHI UFJ FINLADR( 1 ORD SHRS) 606822104 6,647
741,600SH SOLE 741,600 MOTOROLA INC COMMON
620076109 40,153 5,370,610SH SOLE 5,370,610 NASDAQ
OMX GROUP COMMON 631103108 39,319 1,453,910SH
SOLE 1,453,910 NESTLE S A ADS (1 ORD SHRS) 641069406
83,209 722,275SH SOLE 722,275 NIPPON TELEG & TEL SP
ADR (0.005 ORD) 654624105 1,557 62,900SH SOLE 62,900
NORTEL NETWORKS CORCOMMON 656568508
307,94936,880,173SH SOLE 36,880,173 NORTHEAST UTILS
COMMON 664397106 79,928 3,073,590SH SOLE 3,073,590
OPEN TEXT CORP COMMON 683715106 34,989 1,072,300SH
SOLE 1,072,300 PEARSON PLC SP ADR (1 ORD) 705015105
493 39,500SH SOLE 39,500 PENN WEST ENERGY TRUST
UNIT 707885109 248 7,200SH SOLE 7,200 PEPSICO INC
COMMON 713448108 100,956 1,558,625SH SOLE 1,558,625
PT TELEKOMUNIKAS INADR(40 SER B SHRS) 715684106
31,329 953,700SH SOLE 953,700 PFIZER INC COMMON
717081103 110,492 6,209,202SH SOLE 6,209,202 PHILIP
MORRIS INTL COMMON 718172109 1,946 38,680SH SOLE
38,680 PROCTER & GAMBLE COCOMMON 742718109 2,163
34,920SH SOLE 34,920 PRUDENTIAL FINL COMMON
744320102 759 12,470SH SOLE 12,470 REED ELSEVIER N V
SPONS ADR 144A 758204200 45,957 1,346,008SH SOLE
1,346,008 RESEARCH IN MOTION COMMON 760975102
648,423 5,417,524SH SOLE 5,417,524 REXAM PLC SP ADR
NEW2001 761655406 1,085 27,500SH SOLE 27,500 RIO
TINTO PLC ADR (4 ORD) 767204100 403 800SH SOLE 800
RITCHIE BROS AUCTNRCOMMON 767744105 6,277
228,000SH SOLE 228,000 ROCHE HLDG LTD SP ADR (.01
ORD) 771195104 115,573 1,267,170SH SOLE 1,267,170
ROGERS COMMUNICATIOCLASS B NON VTG 775109200
510,76512,911,160SH SOLE 12,911,160 ROYAL BANK CDA
COMMON 780087102 476,74410,402,454SH SOLE 10,402,454
ROYAL BK SCOTLAND GADR 144 A 780097721 6,783
1,552,300SH SOLE 1,552,300 ROYAL DUTCH SHELL ADR(2
ORD CL A) 780259206 333 4,000SH SOLE 4,000
SCHLUMBERGER LTD COMMON 806857108 196,461
1,795,340SH SOLE 1,795,340 SECOM LTD ADR (2 ORD)
813113206 298 3,000SH SOLE 3,000 SIEMENS A G SP ADR
826197501 52,099 464,430SH SOLE 464,430 SPECTRA
ENERGY CORPCOMMON 847560109 63,433 2,166,820SH
SOLE 2,166,820 SUNCOR ENERGY INC COMMON
867229106 622,15010,509,288SH SOLE 10,509,288 SYSCO
CORP COMMON 871829107 96,024 3,426,790SH SOLE
3,426,790 TAIWAN SEMICONDUCTOSP ADR(5 ORD)
874039100 37,157 3,343,600SH SOLE 3,343,600 THOMSON
REUTERS CORCOMMON 884903105 509,62015,489,955SH
SOLE 15,489,955 TIME WARNER INC COMMON 887317105
134,727 8,936,980SH SOLE 8,936,980 TOMKINS PLC SP ADR
(4 ORD) 890030208 2,275 184,600SH SOLE 184,600 TORAY
INDUSTRIES ADR(10 ORDS) 890880206 7,572 137,400SH
SOLE 137,400 TORONTO DOMINION BKCOMMON
891160509 911,48614,186,546SH SOLE 14,186,546 TOYOTA
MTR CORP ADR (2 ORD) 892331307 84,737 885,000SH SOLE
885,000 UNITED TECHNOLOGIESCOMMON 913017109
115,107 1,831,520SH SOLE 1,831,520 UPM KYMMENE CORP
SP ADR 915436109 518 31,100SH SOLE 31,100 VOLVO
AKTIEBOLAGET ADR (1 ORD) 928856400 8,278 666,100SH
SOLE 666,100 WPP GROUP PLC SP ADR(5 ORDS) 929309409
50,823 1,043,400SH SOLE 1,043,400 WAL MART STORES
INCCOMMON 931142103 106,571 1,861,650SH SOLE
1,861,650 WELLS FARGO & CO COMMON 949746101
139,155 5,752,160SH SOLE 5,752,160 WRIGLEY WM JR CO
COMMON 982526105 317 4,000SH SOLE 4,000 WYETH
COMMON 983024100 117,445 2,404,105SH SOLE 2,404,105
YAHOO INC COMMON 984332106 707 33,600SH SOLE
33,600 PETRO-CANADA COMMON 71644E102C 398,747
6,982,085SH SOLE 6,982,085 TALISMAN ENERGY
INCCOMMON 87425E103C 865,75838,341,801SH SOLE
38,341,801 AT&T INC COMMON 00206R102 100,413
2,926,072SH SOLE 2,926,072 ALTRIA GROUP INC COMMON
02209S103 727 34,700SH SOLE 34,700 BCE INC COMMON
05534B760 37,091 1,043,335SH SOLE 1,043,335 BANCO
SANTAN CENT HADR (1 ORD) 05964H105 19,206
1,036,600SH SOLE 1,036,600 BARRICK GOLD CORP
COMMON 067901108C 6,882 148,500SH SOLE 148,500
BULGARI SPA SP ADR (4 ORD) 12015P102 9,570 232,400SH
SOLE 232,400 BURLINGTN NRTHRN S COMMON
12189T104 753 7,400SH SOLE 7,400 CML HEALTHCARE IN
FTRUST UNIT 12582P105 198 13,900SH SOLE 13,900
CAMECO CORP COMMON 13321L108 827,75318,898,460SH
SOLE 18,898,460 CDN PACIFIC RAILWAYCOMMON
13645T100 65,273 964,147SH SOLE 964,147 CARDINAL
HEALTH INCCOMMON 14149Y108 281 5,343SH SOLE 5,343
CISCO SYSTEMS INC COMMON 17275R102 163,591
6,904,730SH SOLE 6,904,730 DBS GROUP HLDGS LTDSP
ADR(4 ORD) 23304Y100 13,751 242,800SH SOLE 242,800
DEVON ENERGY CORP COMMON 25179M103 1,505
12,300SH SOLE 12,300 DIAGEO P L C SP ADR (4 ORD)
25243Q205 37,627 500,060SH SOLE 500,060 DOMTAR CORP
COMMON 257559104U 2,236 405,000SH SOLE 405,000 DUKE
ENERGY CORP COMMON 26441C105 320 18,100SH SOLE
18,100 EMBRAER-EMPRESA BRAADR(4 ORD SHRS)
29081M102 30,005 1,111,600SH SOLE 1,111,600 ENBRIDGE
INC COMMON 29250N105 138,610 3,145,940SH SOLE
3,145,940 EXELON CORP COMMON 30161N101 112,586
1,228,660SH SOLE 1,228,660 EXPERIAN PLC SPONSORED
ADR 30215C101 9,430 1,257,800SH SOLE 1,257,800 EXXON
MOBIL CORP COMMON 30231G102 1,404 15,640SH SOLE
15,640 FNX MINING COMMON 30253R101 7,044 292,300SH
SOLE 292,300 FRANCE TELECOM SP ADR (1 ORD)
35177Q105 58,892 1,951,300SH SOLE 1,951,300 FREEPORT-
MCMORAN C&COMMON 35671D857 122,365 1,025,090SH
SOLE 1,025,090 GOLDMAN SACHS GROUPCOMMON
38141G104 152,440 855,670SH SOLE 855,670 GOOGLE INC
CLASS A 38259P508 128,393 239,445SH SOLE 239,445 CGI
GROUP INC CLASS A SUB VTG 39945C109 53,107
5,227,100SH SOLE 5,227,100 HENKEL AG & CO KGAA
SPONSORED ADR 42550U109 595 15,600SH SOLE 15,600
IAMGOLD CORP COMMON 450913108C 468 76,000SH SOLE
76,000 IVANHOE MINES COMMON 46579N103 1,629
147,400SH SOLE 147,400 JPMORGAN CHASE &
COCOMMON 46625H100 1,412 40,400SH SOLE 40,400
KRAFT FOODS INC CLASS A 50075N104 108,653
3,749,333SH SOLE 3,749,333 MACQUARIE GROUP LTDSP
ADR 55607P105 8,388 175,200SH SOLE 175,200 MAGNA
INTL INC CLASS A 559222401C 3,439 57,000SH SOLE 57,000
MANULIFE FINCL CORPCOMMON 56501R106
947,49426,570,218SH SOLE 26,570,218 NEXEN INC
COMMON 65334H102 1,554 38,220SH SOLE 38,220
NOMURA HLDGS INC SPONSORED ADR 65535H208 49,451
3,291,400SH SOLE 3,291,400 NOVA CHEMICALS
CORPCOMMON 66977W109 65,789 2,621,090SH SOLE
2,621,090 NOVARTIS AG ADR (1 ORD CHF) 66987V109
94,182 1,679,915SH SOLE 1,679,915 PACIFIC ENERGY RES
COMMON 694228206U 1,297 870,784SH SOLE 870,784
POTASH CORP OF SASKCOMMON 73755L107 354,041
1,496,560SH SOLE 1,496,560 RESIN SYSTEMS COMMON
76111T102 1,153 1,130,000SH SOLE 1,130,000
STATOILHYDRO ASA SP ADR(1 ORD NOK2.5)85771P102
51,695 1,357,700SH SOLE 1,357,700 TMX GROUP INC
COMMON 87261X108 195,563 4,645,200SH SOLE 4,645,200
TELUS CORP COMMON 87971M103 141,155 3,292,633SH
SOLE 3,292,633 3M COMPANY COMMON 88579Y101 98,388
1,388,010SH SOLE 1,388,010 TIM HORTONS INC COMMON
88706M103U 6,309 216,225SH SOLE 216,225 TRANSALTA
CORP COMMON 89346D107 45,585 1,236,700SH SOLE
1,236,700 TRANSCANADA CORP COMMON 89353D107
241,501 6,113,955SH SOLE 6,113,955 TRANSCANADA CORP
COMMON 89353D107C 8,728 221,000SH SOLE 221,000
VALERO ENERGY CORP COMMON 91913Y100 65,561
1,562,990SH SOLE 1,562,990 VERIZON
COMMUNICATNCOMMON 92343V104 98,512 2,732,006SH
SOLE 2,732,006 VIACOM INC CLASS B 92553P201 78,153
2,512,316SH SOLE 2,512,316 VODAFONE GRP PLC ADR(10
ORDS) 92857W209 42,536 1,417,484SH SOLE 1,417,484 WAL
MART DE MEXICO SP ADR(10 SHS) 93114W107 65,308
1,627,300SH SOLE 1,627,300 ZIMMER HOLDINGS
COMMON 98956P102 103,574 1,494,235SH SOLE 1,494,235
DEUTSCHE BANK AG NAORD D18190898 72,202 830,500SH
SOLE 830,500 ACE LIMITED COMMON G0070K103 617
11,000SH SOLE 11,000 COVIDIEN LTD COMMON
G2552X108 1,037 21,250SH SOLE 21,250 TRANSOCEAN INC
COMMON G90073100 79,561 512,556SH SOLE 512,556 TYCO
INTL LTD COMMON G9143X208 55,257 1,354,857SH SOLE
1,354,857 TYCO ELEC LTD COMMON G9144P105 769
21,075SH SOLE 21,075 CHECK POINT
SOFTWARORDINARY M22465104 31,527 1,307,600SH SOLE
1,307,600






CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011